Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other income
Schedule of other income

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Government grants	16,947	11,534	7,379
Others	3,429	5,971	2,326

Total	20,376	17,505	9,705